Capital	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Capital

Note 16: Capital

Share repurchases

The Company may buy back shares (and subsequently cancel them) from time to time as part of its capital strategy. Share repurchases are typically effected under a normal course issuer bid (“NCIB”), which permits the repurchase of common shares in open market transactions on the TSX, the NYSE and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or NYSE or under applicable law, including private agreement purchases if the Company receives an issuer bid exemption order from applicable securities regulatory authorities in Canada for such purchases. The price that the Company pays for shares in open market transactions under the NCIB is the market price at the time of purchase or such other price as may be permitted by TSX.

Details of share repurchases are as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018

Share repurchases (millions of U.S. dollars)	-	359	190	359

Shares repurchased (number in millions)	-	9.1	3.5	9.1

Share repurchases – average price per share in U.S. dollars	-	$39.54	$53.93	$39.54

The Company did not repurchase any shares in the three months ended June 30, 2019.

Dividends

Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan. Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018

Dividends declared per common share	$0.360	$0.345	$0.72	$0.69

Dividends declared	180	245	361	490

Dividends reinvested	(5)	(6)	(12)	(15)

Dividends paid	175	239	349	475